Purchase Commitments (Detail) (Purchase Commitments, Bandwidth and Cabinet Capacity) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Long-term Purchase Commitment [Line Items]
2014	$ 101,712	615,735
2015	5,508	33,341
2016	612	3,702
2017	534	3,230
2018 and thereafter	7,379	44,669
Purchase Obligation, Total	$ 115,745	700,677